-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 LZHv86KgB1gkHR9jiP2QoFVoumU+3NlgRyP6npvkOM95RTgH9JFAH14XSog0gd3M
 faTDWyqC7LOZ+mMwqC2NVQ==

<SEC-DOCUMENT>0001298596-07-000010.txt : 20071115
<SEC-HEADER>0001298596-07-000010.hdr.sgml : 20071115
<ACCEPTANCE-DATETIME>20071115163743
ACCESSION NUMBER:		0001298596-07-000010
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20070930
FILED AS OF DATE:		20071115
DATE AS OF CHANGE:		20071115
EFFECTIVENESS DATE:		20071115

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		071250196

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: $166,161
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100      160 11250.6179SH      SOLE
3M Co                          COM              88579y101     1348 14407.4482SH      SOLE
AMERIGROUP Corporation         COM              03073t102      874 25355.0000SH      SOLE
AT&T Corp                      COM              00206r102      530 12521.2920SH      SOLE
Abbott Laboratories            COM              002824100     1538 28687.3660SH      SOLE
Acuity Brands Inc              COM              00508y102      229 4539.1450SH       SOLE
Air Products and Chemicals Inc COM              009158106     2304 23567.8572SH      SOLE
Allstate Corp                  COM              020002101      214 3736.6748SH       SOLE
Alltel Corp                    COM              020039103      981 14076.2125SH      SOLE
Altria Group Inc               COM              02209s103     2706 38923.8346SH      SOLE
American Capital Strategies Lt COM              024937104     1006 23544.1120SH      SOLE
American Express Co            COM              025816109      671 11296.2830SH      SOLE
American Int'l Group Inc       COM              026874107      933 13795.0597SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1431 31563.2200SH      SOLE
Amgen Inc                      COM              031162100      599 10591.0000SH      SOLE
Apple Computer                 COM              037833100      368 2400.0000SH       SOLE
Arch Coal Inc                  COM              039380100      759 22485.5640SH      SOLE
Automatic Data Processing Inc  COM              053015103     1900 41361.1127SH      SOLE
BP PLC                         COM              055622104      264 3806.3580SH       SOLE
Bank of America Corp           COM              060505104     7827 155709.0233SH     SOLE
Barr Pharmaceuticals Inc       COM              068306109      945 16609.0000SH      SOLE
Bear Stearns Companies Inc     COM              073902108      377 3066.4300SH       SOLE
Bridge Bancorp Inc             COM              108035106      362 14628.0000SH      SOLE
CNOOC Ltd-ADR                  COM              126132109      993 5966.0290SH       SOLE
Capital One Financial Corp     COM              14040h105      293 4407.0000SH       SOLE
Caterpillar Inc                COM              149123101      991 12636.9099SH      SOLE
Chevron Corp                   COM              166764100     7360 78651.8659SH      SOLE
Chubb Corp                     COM              171232101     1320 24616.9207SH      SOLE
Cisco Systems Inc              COM              17275r102     1247 37642.0000SH      SOLE
Citigroup Inc                  COM              172967101     3345 71676.5330SH      SOLE
Colgate-Palmolive Co           COM              194162103     1013 14206.2590SH      SOLE
Commerce Bank Inc              COM              200519106      674 17389.5430SH      SOLE
Commtouch Software Ltd         COM              010802725       20 10000.0000SH      SOLE
ConocoPhillips                 COM              20825c104     3677 41893.3947SH      SOLE
Costco Wholesale Corp          COM              22160k105     1117 18198.8840SH      SOLE
Danaher Corp                   COM              235851102      379 4585.0580SH       SOLE
Dominion Resources Inc         COM              25746u109     1927 22858.1688SH      SOLE
Duke Energy Corp New           COM              26441c105      755 40385.0496SH      SOLE
EnCana Corp                    COM              292505104      777 12570.0000SH      SOLE
Exxon Mobil Corp               COM              30231g102     5826 62947.2819SH      SOLE
FPL Group Inc                  COM              302571104      208 3412.1260SH       SOLE
FedEx Corp                     COM              31428x106     1527 14573.4024SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      544 48700.0000SH      SOLE
Force Protection Inc           COM              345203202      211 9750.0000SH       SOLE
Forest Laboratories Inc        COM              345838106      449 12050.0000SH      SOLE
Fortune Brands Inc             COM              349631101      677 8310.5977SH       SOLE
France Telecom Sa - Spns ADR   COM              35177q105     1896 56700.0000SH      SOLE
General Electric Co            COM              369604103     2635 63646.5008SH      SOLE
HCC Insurance Holdings Inc     COM              404132102     1495 52193.0307SH      SOLE
Home Depot Inc                 COM              437076102      571 17594.9996SH      SOLE
Honeywell International Inc    COM              438516106     1798 30227.2218SH      SOLE
Illinois Tool Works Inc        COM              452308109     2372 39778.7979SH      SOLE
Ingersoll-Rand Co. Cl A        COM              g4776g101     3574 65613.3708SH      SOLE
Johnson & Johnson Inc          COM              478160104     2543 38704.2990SH      SOLE
Kimberly-Clark Corp            COM              494368103      410 5833.9205SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     1947 39409.4993SH      SOLE
Kookmin Bank-Spon Adr          COM              50049m109      281 3425.0000SH       SOLE
L-3 Communications Holdings In COM              502424104      334 3269.2653SH       SOLE
Legg Mason Inc                 COM              524901105     1369 16244.3566SH      SOLE
Lockheed Martin Corp           COM              539830109      241 2221.1010SH       SOLE
MKS Instruments Inc            COM              55306n104      389 20450.0000SH      SOLE
Manitowoc Company Inc          COM              563571108     1299 29332.8999SH      SOLE
Medtronic Inc                  COM              585055106     2948 52266.1739SH      SOLE
Microsoft Corp                 COM              594918104      852 28929.5973SH      SOLE
Moog Inc                       COM              615394202     1383 31464.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107     1216 76220.8633SH      SOLE
Nestle SA                      COM              641069406     1360 12152.0000SH      SOLE
New York Community Bancorp Inc COM              649445103      213 11170.6557SH      SOLE
Nokia Oyj                      COM              654902204      288 7602.4370SH       SOLE
PNC Financial Services Group   COM              693475105     1438 21121.8355SH      SOLE
PPL Corp                       COM              69351t106      923 19939.8699SH      SOLE
Parker Hannifin                COM              701094104     1215 10868.4799SH      SOLE
Penn West Energy Trust         COM              707885109      554 17825.3100SH      SOLE
Pennsylvania Commerce Bancorp  COM              708677109    13741 434151.2009SH     SOLE
Pepsico Inc                    COM              713448108     5250 71656.6992SH      SOLE
Pfizer Inc                     COM              717081103     1304 53361.1850SH      SOLE
Powershares Water Resources Po COM              73935x575      935 43774.0727SH      SOLE
Praxair Inc                    COM              74005p104     2106 25141.3875SH      SOLE
Procter & Gamble Co            COM              742718109     2285 32479.6173SH      SOLE
Quest Diagnostics Inc          COM              74834l100     1084 18756.6538SH      SOLE
Red Hat Inc                    COM              756577102      250 12600.0000SH      SOLE
Rite Aid Corp                  COM              767754104      670 144960.5509SH     SOLE
Royal Bank of Canada           COM              780087102     2010 36211.8670SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817     1174 22045.0000SH      SOLE
Sandisk Corp                   COM              80004c101      508 9220.0000SH       SOLE
Santa Fe Gold Corporation      COM              80201e108        6 10000.0000SH      SOLE
Sirius Satellite Radio Inc     COM              82966u103      131 37520.0000SH      SOLE
Stryker Corp                   COM              863667101     1468 21348.0923SH      SOLE
Sysco Corp                     COM              871829107      972 27299.6832SH      SOLE
T Rowe Price Group Inc         COM              74144t108     3245 58277.4472SH      SOLE
Target Corp                    COM              87612e106      954 15012.2457SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1414 31791.1630SH      SOLE
Texas Instruments Inc          COM              882508104      551 15066.1050SH      SOLE
The Goldman Sachs Group Inc    COM              38141g104      995 4589.7086SH       SOLE
The Walt Disney Co             COM              254687106      414 12043.5682SH      SOLE
Thermo Fisher Scientific Inc.  COM              883556102     1231 21335.0000SH      SOLE
Total SA                       COM              89151e109      581 7166.4730SH       SOLE
Triumph Group Inc              COM              896818101      469 5734.6493SH       SOLE
UBS AG                         COM              629992017      300 5600.0000SH       SOLE
UBS AG                         COM              H89231338      989 18571.9840SH      SOLE
UGI Corporation                COM              902681105     1774 68272.1460SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1288 40680.3060SH      SOLE
United Technologies Corp       COM              913017109     3575 44426.8938SH      SOLE
UnitedHealth Group Inc         COM              91324p102     1010 20865.0000SH      SOLE
Verizon Communications         COM              92343v104     1453 32809.4245SH      SOLE
Wachovia Corp                  COM              929903102      413 8243.1743SH       SOLE
Walgreen Co                    COM              931422109     1220 25829.1689SH      SOLE
Washington Mutual Inc          COM              939322103     2246 63597.8667SH      SOLE
WellPoint Inc.                 COM              94973v107     1035 13113.0000SH      SOLE
Wells Fargo & Co               COM              949746101     1129 31706.6994SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1979 24440.0010SH      SOLE
iShares MSCI Canada Index Fund COM              464286509     3583 109480.8573SH     SOLE
iShares MSCI South Korea Index COM              464286772     1216 17860.0000SH      SOLE

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----